Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 11, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in the trust account		$ 258,894,006	$ 258,894,006	$ 250,036,950	$ 253,668,826
Trust account payment		80,000	$ 626,748
Warrant derivative liabilities			$4,646,000		$1,616,000
Dissolution expenses		100,000	$ 100,000		$ 100,000
Redeemable common stock		2,095,694	2,448,400		2,755,071
Public warrants of offering cost			1,020,874		1,020,874
Purchase of agreement					484,000
Federal depository insurance coverage		$ 250,000	250,000		250,000
Trust account for the payment of taxes					330,384
Aggregate shares of common stock (in Shares)				937,500
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount			21,720,139		21,720,139
Underwriting discount			5,000,000		5,000,000
Deferred underwriting fees			8,750,000		8,750,000
Anchor investor offering costs			7,207,313		7,207,313
Other offering costs			$ 762,826		$ 762,826
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Diluted income per share (in Shares)		20,200,000	20,200,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Diluted income per share (in Shares)					20,200,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of class A common stock (in Shares)		25,000,000	25,000,000		25,000,000
Offering costs			$ 20,699,265		$ 20,699,265
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Forfeited shares (in Shares)	937,500
Forward Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of agreement			$ 1,296,000		$ 484,000